Derivative liabilities - Changes in deferred stock units (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Amount
Stock-based compensation expense	$ 1,270,474	$ 1,442,621	$ 2,326,419	$ 2,293,175
Changes in fair value of derivative liabilities			$ (190,898)		$ (18,920,428)
Deferred Stock Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units issued			42,879
Vesting period			1 year
Number of DSU
Balance at the beginning			84,581
Issuance			42,879
Balance at the end	127,460		127,460		84,581
Amount
Balance at the beginning of period			$ 53,362
Stock-based compensation expense			182,757
Changes in fair value of derivative liabilities			(79,848)
Balance at the end	$ 156,271		$ 156,271		$ 53,362